Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the "Company")

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Goldman Sachs & Co. LLC, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MBRT 2019-MBR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 9, 2019.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:
o	2019-MBR Accounting Tape Finalv2.xlsx (provided on November 22, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Franchise Agreement” refers to the signed franchise agreement, assignment of franchise agreement, and/or any riders thereof.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From November 13, 2019 through November 22, 2019, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or

•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 22, 2019

Exhibits

Exhibit A – Specified Attributes

Exhibit B – Recalculation Methodology

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

Exhibit A - Specified Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	Loan Agreement	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Flood Zone	Engineering Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Keys	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Original Balance ($)	Loan Agreement	None
21	Cut-off Date Balance ($)	Recalculation	None
22	Allocated Loan Amount ($)	Loan Agreement	None
23	% of Initial Pool Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	Recalculation	None
26	Trust Interest Rate (At LIBOR Cap)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Margin	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Assumed LIBOR	None - Company Provided	None
31	Float Rate Change Frequency (Mos)	Loan Agreement	None
32	LIBOR Floor	Loan Agreement	None
33	LIBOR Strike Cap	Interest Rate Cap Agreement	None
34	LIBOR Cap After Extension	Loan Agreement	None
35	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
36	LIBOR Cap Counterparty	Interest Rate Cap Agreement	None
37	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
38	Trust Annual Debt Service at LIBOR Cap ($)	Recalculation	None
39	Trust NCF DSCR at LIBOR cap	Recalculation	None
40	LIBOR Rounding Methodology	Loan Agreement	None
41	LIBOR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Second Extension Fee	Loan Agreement	None
47	Third Extension Fee	Loan Agreement	None
48	Fourth Extension Fee	Loan Agreement	None
49	Fifth Extension Fee	Loan Agreement	None
50	Fully Extended Original Term	Recalculation	None
51	Fully Extended Remaining Term	Recalculation	None
52	Fully Extended Maturity Date	Loan Agreement	None
53	Fully Extended Amortization Term	Loan Agreement	None
54	Trust Monthly Payment ($)	Recalculation	None
55	Trust Annual Debt Service ($)	Recalculation	None
56	Interest Accrual Method	Loan Agreement	None
57	Interest Accrual Period	Loan Agreement	None
58	Origination Date	Loan Agreement	None
59	First Due Date	Loan Agreement	None
60	Last IO Due Date	Loan Agreement	None
61	First P&I Due Date	Loan Agreement	None
62	Due Date	Loan Agreement	None
63	Grace Period- Late Fee	Loan Agreement	None
64	Grace Period- Default	Loan Agreement	None
65	Amortization Type	Loan Agreement	None
66	Original Interest-Only Period (Mos.)	Recalculation	None
67	Remaining Interest-Only Period (Mos.)	Recalculation	None
68	Original Term To Maturity (Mos.)	Recalculation	None
69	Remaining Term To Maturity (Mos.)	Recalculation	None
70	Original Amortization Term (Mos.)	Not Applicable*	None
71	Remaining Amortization Term (Mos.)	Not Applicable*	None
72	Seasoning	Recalculation	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
73	Maturity Date	Loan Agreement	None
74	Balloon Balance ($)	Recalculation	None
75	Lockbox	Loan Agreement	None
76	Cash Management	Loan Agreement	None
77	Cash Management Triggers	Loan Agreement	None
78	DSCR at Trigger Level	Loan Agreement	None
79	Cross-Collateralized (Y/N)	Not Applicable*	None
80	Crossed Group	Not Applicable*	None
81	Lockout Period	Not Applicable*	None
82	Lockout Expiration Date	Not Applicable*	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Recalculation	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Recalculation	None
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Recalculation	None
89	Partially Prepayable without Penalty	Loan Agreement	None
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
99	B Note Original Amount	Not Applicable*	None
100	B Note Cut-Off Date Balance	Not Applicable*	None
101	B Note Balloon Balance	Not Applicable*	None
102	B Note Margin	Not Applicable*	None
103	B Note Interest Rate	Not Applicable*	None
104	B Note Annual Payment	Not Applicable*	None
105	Whole Loan Original Balance	Not Applicable*	None
106	Whole Loan Cut-Off Date Balance	Not Applicable*	None
107	Whole Loan Balloon Balance	Not Applicable*	None
108	Whole Loan Interest Rate	Not Applicable*	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
109	Whole Loan Margin	Not Applicable*	None
110	Whole Loan Annual Payment	Not Applicable*	None
111	Whole Loan LTV	Not Applicable*	None
112	Maturity Whole Loan LTV	Not Applicable*	None
113	Whole Loan NOI DSCR	Not Applicable*	None
114	Whole Loan NCF DSCR	Not Applicable*	None
115	Whole Loan NOI Debt Yield	Not Applicable*	None
116	Whole Loan NCF Debt Yield	Not Applicable*	None
117	Whole Loan NOI DSCR at LIBOR Cap	Not Applicable*	None
118	Whole Loan NCF DSCR at LIBOR Cap	Not Applicable*	None
119	Name of Mezzanine Lender A	Not Applicable*	None
120	Mezzanine Debt Original Amount A ($)	Not Applicable*	None
121	Mezzanine Debt Cut-Off Date Balance A ($)	Not Applicable*	None
122	Mezzanine Debt Interest Rate A	Not Applicable*	None
123	Mezzanine Debt Maturity Balance A ($)	Not Applicable*	None
124	Mezzanine Gross Margin A	Not Applicable*	None
125	Mezzanine Debt Maturity Date A	Not Applicable*	None
126	Mezzanine Debt Annual Payment A ($)	Not Applicable*	None
127	Name of Mezzanine Lender B	Not Applicable*	None
128	Mezzanine Debt Original Amount B ($)	Not Applicable*	None
129	Mezzanine Debt Cut-Off Date Balance B ($)	Not Applicable*	None
130	Mezzanine Debt Maturity Balance B ($)	Not Applicable*	None
131	Mezzanine Debt Interest Rate B	Not Applicable*	None
132	Mezzanine Gross Margin B	Not Applicable*	None
133	Mezzanine Debt Maturity Date B	Not Applicable*	None
134	Mezzanine Debt Annual Payment B ($)	Not Applicable*	None
135	Total Mezzanine Debt Original Balance ($)	Not Applicable*	None
136	Total Mezzanine Debt Cut-Off Date Balance ($)	Not Applicable*	None
137	Total Mezzanine Debt Maturity Balance ($)	Not Applicable*	None
138	Total Mezzanine Margin	Not Applicable*	None
139	Total Mezzanine Annual Payment ($)	Not Applicable*	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
140	Total Loan Original Balance ($)	Not Applicable*	None
141	Total Loan Cut-Off Date Balance ($)	Not Applicable*	None
142	Total Loan Maturity Balance ($)	Not Applicable*	None
143	Total Debt Margin	Not Applicable*	None
144	Total Loan Interest Rate	Not Applicable*	None
145	Total Loan Annual Payment ($)	Not Applicable*	None
146	Total Loan LTV	Not Applicable*	None
147	Total Loan Maturity Date LTV	Not Applicable*	None
148	Total Loan NOI DSCR	Not Applicable*	None
149	Total Loan NCF DSCR	Not Applicable*	None
150	Total Debt Loan NOI Debt Yield	Not Applicable*	None
151	Total Debt Loan NCF Debt Yield	Not Applicable*	None
152	Other Subordinate Debt Balance ($)	Not Applicable*	None
153	Other Subordinate Debt Type	Not Applicable*	None
154	Future Debt Allowed?	Loan Agreement	None
155	Mortgage Assumable?	Loan Agreement	None
156	Assumption Fee	Loan Agreement	None
157	Appraiser Designation	Appraisal Report	None
158	Appraisal FIRREA (Y/N)	Appraisal Report	None
159	Appraisal Date	Appraisal Report	None
160	Appraised Value ($)	Appraisal Report	None
161	As-Stabilized Appraisal Date	Appraisal Report	None
162	As-Stabilized Appraised Value ($)	Appraisal Report	None
163	Trust Loan Cut-off Date LTV Ratio (%)	Recalculation	None
164	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
165	Single Tenant (Y/N)	Underwriting File	None
166	Engineering Report Date	Engineering Report	None
167	Environmental Phase I Report Date	Environmental Report	None
168	Environmental Phase II	Environmental Report	None
169	Environmental Phase II Report Date	Environmental Report	None
170	PML or SEL (%)	Seismic Report	None
171	Seismic Report Date	Seismic Report	None
172	Earthquake Insurance Required (Y/N)	Loan Agreement	None
173	Terrorism Insurance Required (Y/N)	Loan Agreement	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
174	Environmental Insurance Required (Y/N)	Loan Agreement	None
175	Blanket Insurance Policy (Y/N)	Insurance Summary	None
176	Lien Position	Title Policy	None
177	Ownership Interest	Title Policy	None
178	Condominium Present?	Loan Agreement	None
179	Ground Lease (Y/N)	Ground Lease	None
180	Annual Ground Lease Payment ($)	Ground Lease	None
181	Ground Lease Expiration Date	Ground Lease	None
182	Ground Lease Extension (Y/N)	Ground Lease	None
183	# of Ground Lease Extension Options	Ground Lease	None
184	Ground Lease Expiration Date after all Extensions	Ground Lease	None
185	2016 EGI Date	Underwriting File	None
186	2016 EGI ($)	Underwriting File	$1.00
187	2016 Expenses ($)	Underwriting File	$1.00
188	2016 NOI ($)	Underwriting File	$1.00
189	2016 FF&E Reserve $	Underwriting File	$1.00
190	2016 NCF ($)	Underwriting File	$1.00
191	2017 EGI Date	Underwriting File	None
192	2017 EGI ($)	Underwriting File	$1.00
193	2017 Expenses ($)	Underwriting File	$1.00
194	2017 NOI ($)	Underwriting File	$1.00
195	2017 FF&E Reserve $	Underwriting File	$1.00
196	2017 NCF ($)	Underwriting File	$1.00
197	2018 EGI Date	Underwriting File	None
198	2018 EGI ($)	Underwriting File	$1.00
199	2018 Expenses ($)	Underwriting File	$1.00
200	2018 NOI ($)	Underwriting File	$1.00
201	2018 FF&E Reserve $	Underwriting File	$1.00
202	2018 NCF ($)	Underwriting File	$1.00
203	Most Recent Date (if past 2018)	Underwriting File	None
204	Most Recent # of months	Underwriting File	None
205	Most Recent Description	Underwriting File	None
206	Most Recent EGI (if past 2018) ($)	Underwriting File	$1.00
207	Most Recent Expenses (if past 2018) ($)	Underwriting File	$1.00
208	Most Recent NOI (if past 2018) ($)	Underwriting File	$1.00

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
209	Most Recent FF&E Reserve (if past 2018) $	Underwriting File	$1.00
210	Most Recent NCF (if past 2018) ($)	Underwriting File	$1.00
211	Most Recent Adjusted EGI (if past 2018) ($)	Underwriting File	$1.00
212	Most Recent Adjusted Expenses (if past 2018) ($)	Underwriting File	$1.00
213	Most Recent Adjusted NOI (if past 2018) ($)	Underwriting File	$1.00
214	Most Recent Adjusted FF&E Reserve (if past 2018) $	Underwriting File	$1.00
215	Most Recent Adjusted NCF (if past 2018) ($)	Underwriting File	$1.00
216	Underwritten EGI ($)	Underwriting File	$1.00
217	Underwritten Expenses ($)	Underwriting File	$1.00
218	Underwritten Net Operating Income ($)	Underwriting File	$1.00
219	Underwritten NOI DSCR (x)	Recalculation	None
220	Underwritten NOI Debt Yield	Recalculation	None
221	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
222	Underwritten TI / LC ($)	Underwriting File	$1.00
223	Underwritten Other Reserve ($)	Underwriting File	$1.00
224	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
225	Underwritten NCF DSCR (x)	Recalculation	None
226	Underwritten NCF Debt Yield	Recalculation	None
227	2016 Occupancy	Underwriting File	None
228	2017 Occupancy	Underwriting File	None
229	2018 Occupancy	Underwriting File	None
230	TTM September 2019 Occupancy	Underwriting File	None
231	Adjusted TTM September 2019 Occupancy	Underwriting File	None
232	UW Occupancy	Underwriting File	None
233	2016 Average Daily Key Rate ($)	Underwriting File	None
234	2017 Average Daily Key Rate ($)	Underwriting File	None
235	2018 Average Daily Key Rate ($)	Underwriting File	None
236	TTM September 2019 Average Daily Key Rate ($)	Underwriting File	None
237	Adjusted TTM September 2019 Average Daily Key Rate ($)	Underwriting File	None
238	UW Average Daily Key Rate ($)	Underwriting File	None
239	2016 Daily RevPAR ($)	Underwriting File	None
240	2017 Daily RevPAR ($)	Underwriting File	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
241	2018 Daily RevPAR ($)	Underwriting File	None
242	TTM September 2019 Daily RevPAR ($)	Underwriting File	None
243	Adjusted TTM September 2019 Daily RevPAR ($)	Underwriting File	None
244	UW Daily RevPAR ($)	Underwriting File	None
245	Hotel Franchise Flag	Franchise Agreement	None
246	Franchise Agreement Expiration	Franchise Agreement	None
247	Hotel Management Agreement Expiration	Management Agreement	None
248	Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
249	Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement	None
250	Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement	None
251	Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement	None
252	Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement	None
253	Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement	None
254	Replacement Reserve Caps ($)	Loan Agreement, Closing Statement	None
255	Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
256	Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement	None
257	TI/LC Caps ($)	Loan Agreement, Closing Statement	None
258	Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement	None
259	Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement	None
260	Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	None
261	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement	None
262	Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement	None
263	Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement	None
264	Upfront Other Reserve ($)	Loan Agreement, Closing Statement	None
265	Ongoing Other Reserve ($)	Loan Agreement, Closing Statement	None
266	Other Reserve Description	Loan Agreement, Closing Statement	None
267	Letter of Credit?	Loan Agreement	None
268	Letter of Credit Balance ($)	Loan Agreement	None
269	Letter of Credit Description	Loan Agreement	None
270	Release Provisions (Y/N)	Loan Agreement	None
271	Loan Purpose	Closing Statement	None
272	Borrower Name	Loan Agreement	None
273	Tenant In Common (Y/N)	Loan Agreement	None
274	Sponsor	Loan Agreement	None
275	Carve-out Guarantor	Guaranty Agreement	None

MBRT 2019-MBR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
276	Recourse	Loan Agreement, Guaranty Agreement	None
277	Related Group	Not Applicable*	None
278	Single Purpose Borrower (Y/N)	Loan Agreement	None
279	Property Manager	Management Agreement	None
280	Prior Securitizations	Trepp	None
281	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

MBRT 2019-MBR	EXHIBIT B
Loan File Review Procedures

Exhibit B - Recalculation Methodology

#	Specified Attribute	Calculation	Tolerance Levels
19	Loan Per Unit ($)	Quotient of (i) Original Balance ($) and (ii) Keys.	$1.00
21	Cut-off Date Balance ($)	Set equal to Original Balance ($).	$1.00
23	% of Initial Pool Balance	Quotient of (i) Cut-off Balance ($) and (ii) the aggregate Cut-off Balance ($).	None
25	Mortgage Loan Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.	None
26	Trust Interest Rate (At LIBOR Cap)	Sum of (ii) LIBOR Strike Cap and (ii) Margin.	None
38	Trust Annual Debt Service at LIBOR Cap ($)	Product of (i) Original Balance ($) and (ii) Trust Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).	$1.00
39	Trust NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service at LIBOR Cap.	0.01x
50	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.	None
51	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.	None
54	Trust Monthly Payment ($)	Quotient of (i) Product of (a) Original Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.	$1.00
55	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.	$1.00
66	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.	None
67	Remaining Interest-Only Period (Mos.)	Difference of (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.	None
68	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.	None
69	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.	None
72	Seasoning	Set equal to zero.	None
74	Balloon Balance ($)	Set equal to Original Balance ($).	$1.00

MBRT 2019-MBR	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Calculation	Tolerance Levels
84	Prepayment End Date	Difference between (i) Open Period Begin Date and (ii) 1 day.	None
86	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.	None
88	Prepayment Provision	Count of the number of monthly payment dates (i) from and inclusive of (a) Prepayment Begin Date, to and including (b) Prepayment End Date and (ii) from and inclusive of (a) Open Period Begin Date to and including (b) Maturity Date.	None
163	Trust Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).	None
164	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).	None
219	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Trust Annual Debt Service ($).	None
220	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).	None
225	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service ($).	None
226	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).	None